Cash flow information (Tables)	9 Months Ended
Mar. 31, 2021
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands)	As of March 31,	As of June 30,
(a) Reconciliation of cash and cash equivalents	2021	2020
Cash at bank	157,807	128,916
Deposits at call	456	412
	158,263	129,328

(in U.S. dollars, in thousands)	Nine months ended March 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2021	2020
Loss for the period	(76,751)	(45,330)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	3,135	2,661
Foreign exchange (gains)/losses	(1,425)	20
Finance costs	7,732	6,764
Remeasurement of borrowing arrangements	(4,678)	(1,098)
Remeasurement of contingent consideration	(18,103)	(1,276)
Equity settled share-based payment	10,440	4,527
Deferred tax benefit	(754)	(6,158)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(1,310)	(556)
Decrease/(increase) in prepayments	(2,235)	1,253
Decrease/(increase) in tax assets	—	1,499
Increase/(decrease) in trade creditors and accruals	(529)	6,313
Increase/(decrease) in provisions	(1,473)	2,098
Increase/(decrease) in deferred consideration	—	(7,500)
Net cash outflows used in operations	(85,951)	(36,783)